Schedule of non-cancellable lease contracts (Details)	Jun. 30, 2025	Dec. 31, 2024
May 1, 2023 to April 30, 2025 [Member] | Director’s quarter, Kowloon, Hong Kong [Member]
Lessee, Lease, Description [Line Items]
Term	24 months	24 months
Imputed interest rate	5.60%	5.60%
January 01 2025 To December 31 2026 [Member] | Office, Kowloon, Hong Kong [Member]
Lessee, Lease, Description [Line Items]
Term	24 months	24 months
Imputed interest rate	5.60%	5.60%
July 16 2024 To July 15 2027 [Member] | Production plant and administration facility, Shenzhen, PRC [Member]
Lessee, Lease, Description [Line Items]
Term	3 years	3 years
Imputed interest rate	3.45%	3.45%